Equity - Schedule of Changes in Share Capital (Details) - shares shares in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Changes in Share Capital [Abstract]
Issued as at January 1	[1]	1,261	924		890
Issuance of ADSs (See D below and 4C)		930	319	[1]	27	[1]
Vesting of RSUs		16	18	[1]	7	[1]
Exercise of warrants		379		[1]		[1]
Issued as at December 31		2,586	1,261	[1]	924	[1]

[1]	Restated to reflect a 1:20 reverse ratio that took place in September 2024. (see also note 9A)